Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Prepaid expenses to purchase raw materials	$ 28,359
Prepaid consulting fee	78,090
Other current assets	12,839	123,341
Other receivable	10,614	9,652
Others	29,668	9,102
Prepayments and other current assets	$ 159,570	$ 142,095